INFORMATION BY BUSINESS SEGMENT	12 Months Ended
Dec. 31, 2023
INFORMATION BY BUSINESS SEGMENT
INFORMATION BY BUSINESS SEGMENT

NOTE 34 – INFORMATION BY BUSINESS SEGMENT

The business segments of the Company disclosed separately are:

●	Generation, whose activities consist of the generation of electric energy and the sale of energy to distribution companies and free consumers, and commercialization;
●	Transmission, whose activities consist of the transmission of electric energy; and
●	Administration, whose activities mainly represent the Company’s cash management, the management of the compulsory loan, and the management of business in SPEs, whose monitoring and management are done differently from corporate investments.

The consolidated information by business segment, corresponding to December 31, 2023, 2022 and 2021, is as follows:

	12/31/2023
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	110,270	22,397,652	15,226,823	(575,837)	37,158,908
Intersegments	—	264,091	311,746	(575,837)	—
Third Parties	110,270	22,133,561	14,915,077	—	37,158,908
Operating expenses	(920,109)	(17,809,931)	(7,975,433)	575,837	(26,129,636)
Depreciation and Amortization	(37,213)	(3,476,566)	(107,563)	—	(3,621,342)
Other expenses	(882,896)	(14,333,365)	(7,867,870)	575,837	(22,508,294)
Regulatory remeasurements - Transmission contracts	—	—	(12,144)	—	(12,144)
Income before financial result	(809,839)	4,095,939	7,239,246	—	11,017,128
Financial Result					(12,002,121)
Income from equity interest					2,062,090
Other income and expenses					651,280
Current and deferred income tax and social contribution					2,998,498
Net income from continuing operations					4,726,875

Net loss from discontinued operations					(332,014)

Net income for the year					4,394,861

	12/31/2022
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	379,988	20,252,000	14,001,392	(559,147)	34,074,233
Intersegments	—	244,761	314,386	(559,147)	—
Third Parties	379,988	20,007,239	13,687,006	—	34,074,233
Operating expenses	(4,660,501)	(14,730,658)	(10,443,295)	559,147	(29,275,307)
Depreciation and Amortization	(11,197)	(2,353,916)	(325,155)	—	(2,690,268)
Other expenses	(4,649,304)	(12,376,742)	(10,118,140)	559,147	(26,585,039)
Regulatory remeasurements - Transmission contracts	—	—	365,178	—	365,178
Income before financial result	(4,280,513)	5,521,342	3,923,275	—	5,164,104
Financial Result					(4,373,595)
Income from equity interest					2,369,777
Other income and expenses					186,924
Current and deferred income tax and social contribution					(695,613)
Net income from continuing operations					2,651,597

Net profit from discontinued operations					986,785

Net income for the year					3,638,382

	12/31/2021
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	1,366,364	17,994,908	15,713,987	(448,425)	34,626,834
Intersegments	18,989	222,010	207,426	(448,425)	—
Third Parties	1,347,375	17,772,898	15,506,561	—	34,626,834
Operating expenses	(14,437,255)	(9,578,850)	(6,134,611)	448,425	(29,702,291)
Depreciation and Amortization	(11,860)	(1,337,709)	(93,716)	—	(1,443,285)
Other expenses	(14,425,395)	(8,241,141)	(6,040,895)	448,425	(28,259,006)
Regulatory remeasurements - Transmission contracts	—	—	4,858,744	—	4,858,744
Income before financial result	(13,070,891)	8,416,058	14,438,120	—	9,783,287
Financial Result					(1,441,954)
Income from equity interest					1,507,418
Other income and expenses					1,210,754
Current and deferred income tax and social contribution					(5,260,642)
Net income from continuing operations					5,798,863

Net profit from discontinued operations					(85,230)

Net income for the year					5,713,633

34.1 - Net operating revenue, after eliminations, by segment:

	12/31/2023				12/31/2022				12/31/2021
	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total
Power supply for distribuition companies	—	17,030,455	—	17,030,455	—	14,104,623	—	14,104,623	—	11,836,975	—	11,836,975
Power supply for end consumers	—	3,853,830	—	3,853,830	—	3,925,510	—	3,925,510	—	3,334,527	—	3,334,527
CCEE	—	1,680,285	—	1,680,285	17,708	1,141,450	—	1,159,158	1,426,062	1,664,038	—	3,090,100
O&M revenue	—	4,052,072	7,335,165	11,387,237	—	4,676,630	6,379,321	11,055,951	—	4,220,474	5,967,866	10,188,340
Construction revenue	—	—	2,960,792	2,960,792	—	7,324	1,494,307	1,501,631	—	82,205	1,535,840	1,618,045
Financial effect of Itaipu	—	—	—	—	287,610	—	—	287,610	65,831	—	—	65,831
Contract revenue	—	—	7,136,080	7,136,080	—	—	7,901,256	7,901,256	—	—	9,946,627	9,946,627
Other operating revenue	115,371	(104,270)	415,326	426,427	222,037	173,774	706,006	1,101,817	146,312	462,762	316,381	925,455
Deductions Operating revenues	(5,101)	(4,378,811)	(2,932,286)	(7,316,198)	(147,367)	(4,022,072)	(2,793,884)	(6,963,323)	(271,841)	(3,847,074)	(2,260,151)	(6,379,066)
	110,270	22,133,561	14,915,077	37,158,908	379,988	20,007,239	13,687,006	34,074,233	1,366,364	17,753,907	15,506,563	34,626,834

34.2 - Non-current assets by segment

	12/31/2023				12/31/2022
	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total
Intangible assets	635,911	79,001,867	228,463	79,866,241	648,677	79,250,508	81,396	79,980,581
Contractual asset	—	—	50,052,912	50,052,912	—	—	51,703,084	51,703,084
Fixed Assets	1,899,516	33,905,905	—	35,805,421	1,748,211	32,991,494	—	34,739,705
	2,535,427	112,907,772	50,281,375	165,724,574	2,396,888	112,242,002	51,784,480	166,423,370

Accounting Policy

Net Operating Revenue

Revenue is recognized as the Company satisfies its obligations established in the contracts with the clients, being measured on the basis of the values of the considerations expected to be received in exchange for performing the activities of generation, transmission and of other services.

Generation

Revenues for the supply and provision of electrical power are recognized at the moment the Company delivers the electrical power to the buyer at the prices established in the contracts. Revenue from the transactions on the short term market, presented in the CCEE line, are valued at the Price of Settlement of the Differences - PLD.

Revenue arising from the generation concessions extended under Law no. 12,783/2013 (Quota Power Stations) are presented in the item Revenue from operation and maintenance, being recognized at the price of the tariff calculated by ANEEL. The tariff is calculated from the operation and maintenance costs of the power stations, plus the additional revenue rate of 10%. As of 2023, under the determinations of Law 14.182/2021, the regime of exploitation of these power stations will be altered from physical guarantee quotas to independent production of power (PIE), at 20% p.a., reaching full alteration in five years.

Transmission

The considerations established in the electrical power transmission concession contracts remunerate the distributor for two performance obligations: (i) construction; and (ii) maintaining and operating the infrastructure. As these are fulfilled, the Company records the revenue in accordance with the nature of the obligation concluded.

The obligation of constructing the transmission apparatus is satisfied throughout the construction stage, with the revenue from construction recorded in accordance with the evolution of the projects.

Besides the revenue from construction and from operation and maintenance, the Company recognizes the contractual financial revenue, which refers to the financial updating of the rights arising from the construction of the project, which will be received between the end of the construction and the end of the concession.

The Company includes the contractual financial revenue in Net Operational Revenue - ROL, as in the electrical power transmission concession contracts the financing (spending to construct and receiving installments over the concession) made to the granting power for the construction of the projects is part of its business. For more information, see the accounting policy in note 16.

Business segment information

The Company segments its results between Generation and Transmission, as most of its revenues and expenses are originated by these activities.

The management segment only shows the result obtained by Eletrobras and Eletropar, entities that do not conduct generation and transmission activities.

Non-current assets segmented into Generation and Transmission refer to those that are directly linked to these activities. Intangible and fixed assets without direct links to electricity generation and transmission activities are presented in the Management segment.